MSS Series Trust

Footprints Discover Value Fund

Incorporated herein by reference is the definitive version of the prospectus for the Footprints Discover Value Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 5, 2018 (SEC Accession No. 0001162044-18-000005).